LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Capital leases		$ 603	$ 1,464
Current portions of long-term debt classified as trade payables		$ 205	$ 492
Creditor Bank One [Member]
Debt Instrument [Line Items]
Minimum shareholder's equity to be maintained under debt covenants	$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants	17.00%
Debt service ratio required to be maintained under debt covenants	1.5